Commitments and Contingencies - Schedule of Capital and Other Commitment (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Commitments And Contingencies Disclosure [Abstract]
Property, plant and equipment	$ 116,527